SCHEDULE OF PROPERTY AND EQUIPMENT BY GEOGRAPHICAL INFORMATION (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net	$ 4,925,517	$ 5,673,584
CHINA
Property and equipment, net	4,241,628	4,863,530
HONG KONG
Property and equipment, net	$ 683,889	$ 810,054